Note 27 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of discontinued operations net income components [text block]
	Year ended December 31,
	2017	2016
Income from discontinued operations	1,848	41,411
After tax gain on the sale of Conduit	89,694	-
Net Income for discontinued operations	91,542	41,411

Disclosure of sale of discontinued operations [text block]
Cash received	331,295
Transaction and other costs	(3,663)
Carrying amount of net assets sold	(137,814)
Gain on sale before income tax	189,817
Income tax expense on gain	(100,123)
Gain on sale after income tax	89,694

Disclosure of discontinued operations [text block]
	Year ended December 31,
	2017	2016
Revenues	11,899	234,911
Gross profit	4,496	98,324
Net income	1,848	41,411
Basic and diluted earnings per share (U.S. dollars per share)	-	0.04
Basic and diluted earnings per ADS (U.S. dollars per ADS)	-	0.07
	2017	2016
Cash at the beginning	18,820	15,343
Cash at the end	206	18,820
(Decrease) Increase in cash	(18,614)	3,477

(Used in) provided by operating activities	(3,046)	24,535
Provided by (used in) investing activities	32	(1,058)
Used in financing activities	(15,600)	(20,000)
	At January 19, 2017	At December 31, 2016
Non-current assets	87,332	87,364
Current assets	69,332	64,053
Total assets of disposal group classified as held for sale	156,664	151,417
Non-current liabilities	5,294	5,376
Current liabilities	13,556	12,718
Total liabilities of disposal group classified as held for sale	18,850	18,094